SCHEDULE OF REVENUE GEOGRAPHY (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total revenue by region	$ 689,158	$ 381,756
United States [Member]
IfrsStatementLineItems [Line Items]
Total revenue by region	573,658	320,181
Canada [Member]
IfrsStatementLineItems [Line Items]
Total revenue by region	$ 115,500	$ 61,575